Lease - Future lease payments and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of operating lease liabilities
For the year ending December 31, 2025	¥ 350,366
2026	284,187
2027	276,540
2028	269,889
2029	252,938
Thereafter	500,077
Total undiscounted lease payment	1,933,997
Less: imputed interest	(263,184)
Present value of lease liabilities	¥ 1,670,813	¥ 1,878,899